Gold stream obligation - Summary of Changes in Gold stream Obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Current portion of gold stream obligation	$ (6,900)	$ 0
Noncurrent portion of gold stream obligation	159,525	139,600
Level 3 | Gold stream obligation
Disclosure of detailed information about financial instruments [line items]
Beginning balance	139,600	0
Fair value at acquisition (Note 9)		173,700
Exercise of buy-back option		(46,400)
Change in fair value	26,825	12,300
Ending balance	166,425	$ 139,600
Current portion of gold stream obligation	(6,900)
Noncurrent portion of gold stream obligation	$ 159,525